Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	4	12
Vehicle fleet	3	12
Furniture and office equipment	4	10
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2019	316	1,755	2,805	1,210	291	234	279	6,890
Additions	18	89	112	46	64	16	77	422
Disposals	(12)	(32)	(81)	(86)	(69)	(107)	(1)	(388)
Transfers and reclassifications	1	49	173	—	—	4	(227)	—
Currency translation adjustments	(6)	(15)	(34)	(15)	(3)	(3)	(3)	(79)
As at 31 December 2020	317	1,846	2,975	1,155	283	144	125	6,845
Acquisition of CCL	339	492	529	108	7	15	78	1,568
Additions	2	41	119	50	62	10	195	479
Disposals	(3)	(28)	(218)	(319)	(54)	(16)	1	(637)
Transfers and reclassifications(A)	—	47	129	11	1	5	(197)	(4)
Currency translation adjustments	8	31	44	21	(1)	2	4	109
As at 31 December 2021	663	2,429	3,578	1,026	298	160	206	8,360
Accumulated depreciation:
As at 31 December 2019	—	(557)	(1,135)	(709)	(143)	(141)	—	(2,685)
Depreciation expense	—	(117)	(297)	(159)	(62)	(30)	—	(665)
Disposals	—	15	79	86	63	84	—	327
Currency translation adjustments	—	8	16	10	1	3	—	38
As at 31 December 2020	—	(651)	(1,337)	(772)	(141)	(84)	—	(2,985)
Depreciation expense	—	(123)	(326)	(163)	(61)	(20)	—	(693)
Disposals	—	17	208	319	51	15	—	610
Currency translation adjustments	—	(9)	(18)	(15)	—	(2)	—	(44)
As at 31 December 2021	—	(766)	(1,473)	(631)	(151)	(91)	—	(3,112)
Net book value:
As at 31 December 2019	316	1,198	1,670	501	148	93	279	4,205
As at 31 December 2020	317	1,195	1,638	383	142	60	125	3,860
As at 31 December 2021	663	1,663	2,105	395	147	69	206	5,248
(A) Includes €4 million related to assets held for sale for the year ended 31 December 2021.
Disclosure of right to use asset
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	31 December 2021	31 December 2020
	€ million	€ million
Buildings and improvements	438	202
Vehicle fleet	135	137
Machinery, equipment and containers	71	19
Furniture and office equipment	5	6
Total(A)	649	364
(A)€307 million was acquired as part of the Acquisition.
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	31 December 2021	31 December 2020
	€ million	€ million
Buildings and improvements	56	37
Vehicle fleet	59	61
Machinery, equipment and containers	22	8
Furniture and office equipment	2	11
Total	139	117